Award Timing Disclosure	12 Months Ended
Nov. 02, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not time or select the grant dates of any stock options or stock-based awards in coordination with our release of material non-public information, nor do we have any program, plan, or practice to do so. In addition, our Compensation and Talent Committee has adopted specific written policies regarding the grant dates of equity awards made to our directors, executive officers, and employees. See Director Compensation and Executive Compensation—Equity Award Grant Date Policy below for more information.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false